Document and Entity Information	Apr. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	E.MERGE TECHNOLOGY ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39416
Entity Tax Identification Number	85-1177400
Entity Address, Address Line One	630 Ramona St.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	619
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001814728
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A common stock and one-third of one redeemable warrant
Trading Symbol	ETACU
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	ETAC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50
Trading Symbol	ETACW
Security Exchange Name	NASDAQ